Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Emerging Markets Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMEMX
GMO Emerging Markets Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOEX
GMO Emerging Markets Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMEFX
GMO Emerging Markets Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMVX
GMO Emerging Markets Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMMX
GMO Emerging Domestic Opportunities Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEDTX
GMO Emerging Domestic Opportunities Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEDFX
GMO Risk Premium Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRPX
GMO Risk Premium Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRVX
GMO Risk Premium Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOKX